Employee Benefits - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Classes of employee benefits expense [abstract]
Defined contribution costs	¥ 701	¥ 681	¥ 678